RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	$ 3,842	$ 3,942
Less: current portion of restricted cash and short-term deposits	(3,350)	(3,435)
Non-current restricted cash and short-term deposits	492	507
Variable interest entity
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	3,350	3,435
Office lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	$ 492	$ 507